LOANS HELD FOR INVESTMENT AT CARRYING VALUE - Loans Held at Carrying Value Portfolio (Details) - USD ($)	1 Months Ended	7 Months Ended	9 Months Ended
	Aug. 31, 2024	Jul. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Loans held at investment, Carrying Amount [Abstract]
Outstanding Principal			$ 97,547,112	$ 0
Original Issue Discount			(1,141,366)	0
Carrying Value			96,405,746	$ 0
Senior term loans
Loans held at investment, Carrying Amount [Abstract]
Outstanding Principal			75,179,550
Original Issue Discount			(915,856)
Carrying Value			74,263,694
Subordinate debt
Loans held at investment, Carrying Amount [Abstract]
Outstanding Principal			22,367,562
Original Issue Discount			(225,510)
Carrying Value			22,142,052
Mixed-use senior mortgage loan (Houston, TX) | Senior term loans
Loans held at investment, Carrying Amount [Abstract]
Interest Rate	12.50%
Mixed-use senior mortgage loan (Houston, TX) | Base Rate | Senior term loans
Loans held at investment, Carrying Amount [Abstract]
Interest Rate		12.50%
Mixed-use senior mortgage loan (Houston, TX) | Base Rate | Subordinate debt
Loans held at investment, Carrying Amount [Abstract]
Interest Rate	3.48%	15.31%
Mixed-use senior mortgage loan (Houston, TX) | Secured Overnight Financing Rate (SOFR) | Subordinate debt
Loans held at investment, Carrying Amount [Abstract]
Interest Rate	4.00%	2.42%
Mixed-use senior mortgage loan (Houston, TX) | TEXAS | Mixed-use | Senior term loans
Loans held at investment, Carrying Amount [Abstract]
Outstanding Principal	$ 12,000,000		10,629,036
Original Issue Discount			(56,668)
Carrying Value	$ 6,000,000		$ 10,572,368
Interest Rate			16.50%
Residential-use senior mortgage loan (Austin, TX) | Base Rate | Senior term loans
Loans held at investment, Carrying Amount [Abstract]
Interest Rate			4.25%
Residential-use senior mortgage loan (Austin, TX) | Secured Overnight Financing Rate (SOFR) | Senior term loans
Loans held at investment, Carrying Amount [Abstract]
Interest Rate			4.75%
Residential-use senior mortgage loan (Austin, TX) | TEXAS | Residential | Senior term loans
Loans held at investment, Carrying Amount [Abstract]
Outstanding Principal			$ 12,079,636
Original Issue Discount			(129,133)
Carrying Value			$ 11,950,503
Interest Rate			9.10%
Mixed-use senior mortgage loan (San Antonio, TX) | Base Rate | Senior term loans
Loans held at investment, Carrying Amount [Abstract]
Interest Rate			6.35%
Mixed-use senior mortgage loan (San Antonio, TX) | Secured Overnight Financing Rate (SOFR) | Senior term loans
Loans held at investment, Carrying Amount [Abstract]
Interest Rate			4.50%
Mixed-use senior mortgage loan (San Antonio, TX) | TEXAS | Hospitality | Senior term loans
Loans held at investment, Carrying Amount [Abstract]
Outstanding Principal			$ 25,342,611
Original Issue Discount			(257,833)
Carrying Value			$ 25,084,778
Interest Rate			11.20%
Residential-use senior mortgage loan (PBG, FL) | Base Rate | Senior term loans
Loans held at investment, Carrying Amount [Abstract]
Interest Rate			8.25%
Residential-use senior mortgage loan (PBG, FL) | Secured Overnight Financing Rate (SOFR) | Senior term loans
Loans held at investment, Carrying Amount [Abstract]
Interest Rate			4.00%
Residential-use senior mortgage loan (PBG, FL) | FLORIDA | Residential | Senior term loans
Loans held at investment, Carrying Amount [Abstract]
Outstanding Principal			$ 18,262,152
Original Issue Discount			(250,868)
Carrying Value			$ 18,011,284
Interest Rate			13.10%
Residential-use senior mortgage loan (PBG, FL) II | Base Rate | Senior term loans
Loans held at investment, Carrying Amount [Abstract]
Interest Rate			6.25%
Residential-use senior mortgage loan (PBG, FL) II | Secured Overnight Financing Rate (SOFR) | Senior term loans
Loans held at investment, Carrying Amount [Abstract]
Interest Rate			4.00%
Residential-use senior mortgage loan (PBG, FL) II | FLORIDA | Residential | Senior term loans
Loans held at investment, Carrying Amount [Abstract]
Outstanding Principal			$ 8,866,115
Original Issue Discount			(221,354)
Carrying Value			$ 8,644,761
Interest Rate			11.10%
Residential-use Subordinate debt (Sarasota, FL) | Base Rate | Subordinate debt
Loans held at investment, Carrying Amount [Abstract]
Interest Rate			13.00%
Residential-use Subordinate debt (Sarasota, FL) | FLORIDA | Residential | Subordinate debt
Loans held at investment, Carrying Amount [Abstract]
Outstanding Principal			$ 22,367,562
Original Issue Discount			(225,510)
Carrying Value			$ 22,142,052
Interest Rate			13.00%